Income Tax (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit), Intraperiod Tax Allocation [Abstract]
Provision for income taxes	$ 217,526	$ 270,439	$ 167,563
Income Tax Effects Allocated Directly to Equity [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	275,975	267,445	355,088
Income Tax Effects Allocated Directly to Equity, Employee Stock Options	(4,934)	2,255	(2,605)
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	1,579	(19,633)	1,136
Income Tax Effects Allocated Directly To Equity Employee Unrealized Pension And Post Retirement	8,581	(911)	754
Income Tax Expense (Benefit), Intraperiod Tax Allocation	$ 481,565	$ 521,417	$ 520,428